Related Party Transactions (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 01, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 31, 2019
Related Party Transaction [Line Items]
Sublease rental income		$ 2,805	$ 1,599	$ 8,965	$ 3,671	$ 2,797
Stagwell Subsidiary [Member] | Services Provided By Subisidiary [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties		565					$ 655
Due to Related Parties		655		$ 393
Stagwell Subsidiary [Member] | Development of Advertising Technology [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties		170
Due to Related Parties		$ 460
Other Company [Member] | Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Sublease rental income	$ 229
Other Company [Member] | Board of Directors Chairman [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Sublease rental income	$ 350